Subsequent events - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 11, 2016 USD ($) $ / shares	Oct. 31, 2016 USD ($) Vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Dividends on preferred shares					$ 38,524,000		$ 53,655,000
Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			$ 2,475,000	$ 2,537,000	7,425,000	$ 7,611,000
Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			2,769,000	2,784,000	8,307,000	8,352,000
Series F Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			2,433,000	0	3,622,000	0
Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			3,014,000	0	3,407,000	0
Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			$ 2,412,000	$ 0	$ 2,412,000	$ 0
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends on common share, per share | $ / shares	$ 0.375
Charter agreements termination date on bankruptcy proceeding		2016-10
Subsequent Events [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Oct. 11, 2016
Dividends date paid	Oct. 31, 2016
Dividends date of record	Oct. 20, 2016
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares	$ 0.496875
Dividends declared date	Oct. 11, 2016
Dividends date paid	Oct. 31, 2016
Dividends date of record	Oct. 28, 2016
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares	$ 0.515625
Dividends declared date	Oct. 11, 2016
Dividends date paid	Oct. 31, 2016
Dividends date of record	Oct. 28, 2016
Subsequent Events [Member] | Series F Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares	$ 0.434375
Dividends declared date	Oct. 11, 2016
Dividends date paid	Oct. 31, 2016
Dividends date of record	Oct. 28, 2016
Subsequent Events [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares	$ 0.512500
Dividends declared date	Oct. 11, 2016
Dividends date paid	Oct. 31, 2016
Dividends date of record	Oct. 28, 2016
Subsequent Events [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares	$ 0.432031
Dividends declared date	Oct. 11, 2016
Dividends date paid	Oct. 31, 2016
Dividends date of record	Oct. 28, 2016
Subsequent Events [Member] | Series D, Series E, Series F, Series G and Series H Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares	$ 15,562,000
Subsequent Events [Member] | 4600 TEU Vessel [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessel		$ 6,400,000
Date of sale agreement		2016-10
4800 TEU Vessel [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of vessels sold | Vessel		2
Proceeds from sale of vessel per unit		$ 5,000,000